ORGANIZATION AND PRINCIPAL ACTIVITIES (Investments- Narrative) (Details)			1 Months Ended										1 Months Ended					1 Months Ended	0 Months Ended	1 Months Ended			0 Months Ended				0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 Vimicro Wuxi [Member]	Jul. 31, 2012 Individual Shareholders of Visiondigi [Member] Visiondigi [Member] USD ($) item	Jul. 31, 2012 Individual Shareholders of Visiondigi [Member] Visiondigi [Member] CNY	Apr. 30, 2011 Individual Shareholders of Visiondigi [Member] Visiondigi [Member]	Jul. 31, 2012 Ningbo Sunny [Member] Visiondigi [Member] USD ($)	Jul. 31, 2012 Ningbo Sunny [Member] Visiondigi [Member] CNY	Jan. 31, 2010 Ningbo Sunny [Member] Visiondigi [Member] USD ($)	Jan. 31, 2010 Ningbo Sunny [Member] Visiondigi [Member] CNY	Dec. 29, 2008 Vimicro Tianjin [Member] Tianjin SAMC [Member]	Dec. 31, 2014 Vimicro China [Member] item	Mar. 31, 2010 Vimicro China [Member] Visiondigi [Member] USD ($)	Mar. 31, 2010 Vimicro China [Member] Visiondigi [Member] CNY	Jan. 31, 2010 Vimicro China [Member] Visiondigi [Member] USD ($)	Jan. 31, 2010 Vimicro China [Member] Visiondigi [Member] CNY	Jul. 27, 2009 Vimicro China [Member] Visiondigi [Member]	Jul. 31, 2012 Vimicro China [Member] Individual third party [Member] Visiondigi [Member] CNY	Jun. 30, 2009 Vimicro China [Member] VMF [Member] CNY	Mar. 31, 2010 Vimicro China [Member] Investors [Member] Visiondigi [Member] USD ($)	Mar. 31, 2010 Vimicro China [Member] Investors [Member] Visiondigi [Member] CNY	Jul. 27, 2009 Vimicro China [Member] Individual Shareholders of Visiondigi [Member]	Jul. 27, 2009 Vimicro China [Member] Individual Shareholders of Visiondigi [Member] Visiondigi [Member] item	Jul. 31, 2012 Vimicro China [Member] Individual Shareholders of Visiondigi [Member] Visiondigi [Member]	Jun. 30, 2009 Vimicro China [Member] Vimicro Tianjin [Member]	Dec. 29, 2008 Vimicro China [Member] Vimicro Tianjin [Member]	Jun. 30, 2009 Vimicro China [Member] Vimicro Tianjin [Member] VMF [Member]	Dec. 31, 2014 Vimicro Guangdong Corporation [Member] Vimicro Fuzhou Corporation [Member] USD ($)	Dec. 31, 2014 Vimicro Guangdong Corporation [Member] Vimicro Fuzhou Corporation [Member] CNY
ORGANIZATION AND PRINCIPAL ACTIVITIES
Equity interest (as a percent)				17.91%	17.91%		34.79%	34.79%			49.99%	100.00%					61.50%					38.50%		18.00%		49.99%
Number of indirectly owned subsidiaries												3
Percentage of equity interest disposed			0.10%															35.26%
Number of wholly owned subsidiaries												4
Option to purchase Tianjin SAMC's ownership interest																			250,000,000
Minimum period to exercise option to purchase ownership interest of investor																			1 year
Exclusive right to acquire beneficial ownership of maximum number of shares																											250,000,000
Ownership interest percentage reserved for equity award scheme																									15.00%
Number of individuals involved in forming majority owned consolidated subsidiaries				3	3																		3
Amount invested by investee									2,900,000	20,000,000
Consideration for increasing shareholding				250,000	1,590,000		490,000	3,090,000							1,400,000	9,850,000
Ownership percentage of shareholding transferred as per agreement between shareholders						7.00%
Increase in cash contribution by investors													800,000	5,300,000						1,500,000	10,000,000
Ownership interest percentage before increase in investment				15.89%	15.89%		30.85%	30.85%
Consideration from disposal of equity interest																		310,686,000
Indirect shareholding interest held at cost (as a percent)																								5.97%
Net carrying amount acquired																												7,600,000	46,700,000
Current assets	174,038,000	109,741,000
Shareholder's equity	$ 67,597,000	$ 64,940,000